Note 19 - Assets Measured at Fair Value on a Recurring Basis in Yen (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities—equity securities	¥ 3,830,847	¥ 4,212,571
Available-for-sale securities—debt securities
Available-for-sale-Fair Value	¥ 3,830,847	¥ 4,212,571
Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities—equity securities
Available-for-sale securities—debt securities	¥ 113,550	¥ 101,910
Available-for-sale-Fair Value	113,550	101,910
Available-for-sale securities—equity securities	3,830,847	4,212,571
Available-for-sale securities—debt securities	113,550	101,910
Available-for-sale-Fair Value	¥ 3,944,397	¥ 4,314,481